Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	Jan. 02, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2017